OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
OTHER CURRENT LIABILITIES
Schedule of current other liabilities

In millions	June 30, 2025	December 31, 2024
Related to financing activities:
Payables related to derivatives	$87.3	$22.3
Accrued interest	28.1	23.2
Related to operating and other activities:
Accrued personnel costs	213.8	244.1
Accrued advertising and promotions	118.5	118.1
Goods in transit accruals	89.3	45.5
Refund liabilities	65.0	41.8
Contract liabilities	44.5	82.5
Sales and value-added taxes	43.5	54.3
Accrued royalties	1.3	6.7
Other accrued liabilities	72.8	49.4
Total	$764.1	$687.9